Other disclosures	6 Months Ended
Jun. 30, 2021
Other disclosures
Other disclosures	Other disclosures
a) Valuation techniques for financial assets and liabilities
The following table shows a summary of the fair values, at 30 June 2021 and 31 December 2020, of the financial assets and liabilities indicated below, classified on the basis of the various measurement methods used by Grupo Santander to determine their fair value:

	EUR million
	30-06-2021			31-12-2020
	Published price quotations in active markets (Level 1)	Internal models (Levels 2 and 3)	Total	Published price quotations in active markets (Level 1)	Internal models (Levels 2 and 3)	Total
Financial assets held for trading	46,807	55,985	102,792	46,379	68,566	114,945
Non-trading financial assets mandatorily at fair value through profit or loss	2,129	2,709	4,838	1,756	2,730	4,486
Financial assets at fair value through profit and loss	2,243	54,243	56,486	2,509	46,208	48,717
Financial assets at fair value through other comprehensive income	86,515	27,990	114,505	91,771	29,182	120,953
Hedging derivatives (assets)	—	5,430	5,430	—	8,325	8,325
Financial liabilities held for trading	12,862	56,120	68,982	9,863	71,304	81,167
Financial liabilities designated at fair value through profit or loss	3,451	50,680	54,131	2,118	45,920	48,038
Hedging derivatives (liabilities)	—	6,573	6,573	—	6,869	6,869
Liabilities under insurance contracts	—	1,014	1,014	—	910	910
Financial instruments at fair value, determined on the basis of published price quotations in active markets (level 1), include government debt instruments, private-sector debt instruments, derivatives traded in organised markets, securitised assets, shares, short positions and fixed-income securities issued. In cases where price quotations cannot be observed, management makes its best estimate of the price that the market would set, using its own internal models. In most cases, these internal models use data based on observable market parameters as significant inputs (level 2) and, in some cases, they use significant inputs not observable in market data (level 3).
In order to make these estimates, various techniques are employed, including the extrapolation of observable market data. The best evidence of the fair value of a financial instrument on initial recognition is the transaction price, unless the fair value of the instrument can be obtained from other market transactions performed with the same or similar instruments or can be measured by using a valuation technique in which the variables used include only observable market data, mainly interest rates.
During the first six months of 2020 and 2021, Grupo Santander did not make any material transfers of financial instruments between measurement levels other than the transfers included in level 3 table.
Grupo Santander has developed a formal process for the systematic valuation and management of financial instruments, which has been implemented worldwide across all Grupo Santander's units. The governance scheme for this process distributes responsibilities between two independent divisions: Treasury (development, marketing and daily management of financial products and market data) and Risk (on a periodic basis, validation of pricing models and market data, computation of risk metrics, new transaction approval policies, management of market risk and implementation of fair value adjustment policies). The approval of new products follows a sequence of steps (request, development, validation, integration in corporate systems and quality assurance) before the product is brought into production. This process ensures that pricing systems have been properly reviewed and are stable before they are used.
The most important products and families of derivatives, and the related valuation techniques and inputs, by asset class, are detailed in the consolidated annual accounts as at 31 December 2020.
As of 30 June 2021, the CVA (Credit Valuation Adjustment) accounted for was EUR 251.9 million (a reduction of 26.6% compared to 31 December 2020) and adjustments of DVA (Debt Valuation Adjustment) was EUR 169.9 million (a reduction of 13.4% compared to 31 December 2020). The movement is due to the fact that credit spread levels have been reduced by around 12% compared to year-end.
Currently the CVA and DVA are at similar levels compared to the beginning of the pandemic.
Set forth below are the financial instruments at fair value whose measurement was based on internal models (levels 2 and 3) at 30 June 2021 and 31 December 2020:

	EUR million		EUR million
	Fair values calculated using internal models at 30-06-2021(*)		Fair values calculated using internal models at 31-12-2020 (*)
	Level 2	Level 3	Level 2	Level 3	Valuation techniques	Main inputs
ASSETS	137,823	8,534	146,468	8,543
Financial assets held for trading	55,374	611	67,826	740
Credit institutions	—	—	3	—	Present value method	Yield curves, FX market prices
Customers (**)	265	—	296	—	Present value method	Yield curves, FX market prices
Debt instruments and equity instruments	1,214	22	1,453	10	Present value method	Yield curves, FX market prices
Derivatives	53,895	589	66,074	730
Swaps	44,666	233	54,488	272	Present value method, Gaussian Copula (***)	Yield curves, FX market prices, HPI, Basis, Liquidity
Exchange rate options	451	33	696	22	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	2,429	185	3,129	241	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate futures	501	—	1,069	—	Present value method	Yield curves, FX market prices
Index and securities options	667	66	554	94	Black’s Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Liquidity.
Other	5,181	72	6,138	101	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX and EQ market prices, Dividends, Liquidity, Dividends, Correlation, HPI, Credit, Others.
Hedging derivatives	5,430	—	8,325	—
Swaps	5,150	—	6,998	—	Present value method	Yield curves, FX market prices, Basis
Interest rate options	24	—	25	—	Black-Scholes Model	Yield curves, FX market prices, Volatility surfaces, Liquidity
Other	256	—	1,302	—	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity, Others
Non-trading financial assets mandatorily at fair value through profit or loss	1,240	1,469	1,796	934
Equity instruments	428	1,053	984	505	Present value method	Market price, Interest rates curves, Dividends and Others
Debt instruments	657	150	555	134	Present value method	Yield curves
Loans and receivables (**)	155	266	257	295	Present value method, swap asset model & CDS	Yield curves and Credit curves
Financial assets designated at fair value through profit or loss	53,765	478	45,559	649
Central banks	4,881	—	9,481	—	Present value method	Yield curves, FX market prices
Credit institutions	23,910	—	11,973	163	Present value method	Yield curves, FX market prices
Customers (****)	24,916	17	24,102	19	Present value method	Yield curves, FX market prices, HPI
Debt instruments	58	461	3	467	Present value method	Yield curves, FX market prices
Financial assets at fair value through other comprehensive income	22,014	5,976	22,962	6,220
Equity instruments	74	1,064	75	1,223	Present value method	Market price, Interest rates curves, Dividends and Others
Debt instruments	18,403	244	18,410	206	Present value method	Yield curves, FX market prices
Loans and receivables	3,537	4,668	4,477	4,791	Present value method	Yield curves, FX market prices and Credit curves
LIABILITIES	113,764	623	124,098	905
Financial liabilities held for trading	55,864	256	71,009	295
Derivatives	51,846	256	63,920	295
Swaps	42,360	57	51,584	81	Present value method, Gaussian Copula (***)	Yield curves, FX market prices, Basis, Liquidity, HPI
Exchange rate options	530	23	724	1	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	3,050	36	4,226	49	Black-Scholes Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Index and securities options	657	132	456	97	Black-Scholes Model	Yield curves, FX market prices
Interest rate and equity futures	242	—	1,054	2	Present value method	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends
Other	5,007	8	5,876	65	Present value method, Advanced stochastic volatility models	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI, Credit, Others
Short positions	4,018	—	7,089	—	Present value method	Yield curves ,FX & EQ market prices, Equity
Hedging derivatives	6,573	—	6,869	—
Swaps	5,247	—	5,821	—	Present value method	Yield curves ,FX & EQ market prices, Basis
Interest rate options	11	—	13	—	Black's Model	Yield curves , Volatility surfaces, FX market prices, Liquidity
Other	1,315	—	1,035	—	Present value method, Advanced stochastic volatility models and other	Yield curves , Volatility surfaces, FX market prices, Credit, Liquidity, Other
Financial liabilities designated at fair value through profit or loss	50,313	367	45,310	610	Present value method	Yield curves, FX market prices
Liabilities under insurance contracts	1,014	—	910	—	Present Value Method with actuarial techniques	Mortality tables and interest rate curves
(*) The internal models of level 2 implement figures based on the parameters observed in the market, while Level 3 internal models uses significant inputs that are not observable in market data.
(**)    Includes mainly short-term loans and reverse repurchase agreements with corporate customers (mainly brokerage and investment companies).
(***)    Includes credit risk derivatives with a negative net fair value of EUR -3 and EUR -4 million recognised in the interim condensed consolidated balance sheet 30 June 2021 and 31 December 2020. These assets and liabilities are measured using the Standard Gaussian Copula Model.
(****)    Includes residential mortgages to financial institutions in the United Kingdom (which are regulated and partly financed by the Government). The fair value of these loans has been obtained using observable market variables, including current market transactions of similar amount and guarantees provided by the UK Housing Association. Given that the Government is involved in these entities, credit risk spreads have remained stable and homogeneous in this sector. The results arising from the valuation model are contrasted against current market transactions.
The measurements obtained using the internal models might have been different had other methods or assumptions been used with respect to interest rate risk, to credit risk, market risk and foreign currency risk spreads, or to their related correlations and volatilities. Nevertheless, Banco Santander’s directors consider that the fair value of the financial assets and liabilities recognised in the consolidated balance sheet and the gains and losses arising from these financial instruments are reasonable.
Level 3 financial instruments
Set forth below are Grupo Santander's main financial instruments measured using unobservable market data that constitute significant inputs of the internal models (level 3):
-     Instruments in Santander UK's portfolio (loans, debt instruments and derivatives) linked to the House Price Index (HPI). Even if the valuation techniques used for these instruments may be the same as those used to value similar products (present value in the case of loans and debt instruments, and the Black-Scholes model for derivatives), the main factors used in the valuation of these instruments are the HPI spot rate, the growth rate of that rate, its volatility and mortality rates, which are not always observable in the market and, accordingly, these instruments are considered illiquid:
•The HPI spot rate: for some instruments the NSA HPI spot rate, which is directly observable and published on a monthly basis, is used. For other instruments where regional HPI rates must be used (published quarterly), adjustments are made to reflect the different composition of the rates and adapt them to the regional composition of Santander UK's portfolio.
•HPI growth rate: this is not always directly observable in the market, especially for long maturities, and is estimated in accordance with existing quoted prices. To reflect the uncertainty implicit in these estimates, adjustments are made based on an analysis of the historical volatility of the HPI, incorporating reversion to the mean.
•HPI volatility: the long-term volatility is not directly observable in the market but is estimated on the basis of more short-term quoted prices and by making an adjustment to reflect the existing uncertainty, based on the standard deviation of historical volatility over various time periods.
•Mortality rates: these are based on published official tables and adjusted to reflect the composition of the customer portfolio for this type of product at Santander UK.
-     Callable interest rate trading derivatives (Bermudan style options) where the main unobservable input is mean reversion of interest rates.
-     Derivatives of negotiation on interest rates, taking asset securitisations and with the redemption rate (CPR) as the main unobservable input as an underlying asset.
- Derivatives from trading on inflation in Spain, where volatility is not observable in the market.
- Derivatives on long-term interest rate volatility and FX where volatility is not observable in the market at the indicated term.
-     Equity volatility derivatives, specifically indices and equities, where volatility is not observable in the long term.
-    Derivatives on long-term interest rate and FX in some Latam units (mainly Brazil), where for certain underlyings it is not possible to demonstrate observability to these terms.
-     Debt instruments in Latam units linked to certain illiquid interest rates, for which there is no reasonable market observability.
-     Illiquid equity in non-trading portfolios, classified at fair value through profit or loss and at fair value through equity.
-    Syndicated loans with the HTC&S business model (Hold to collect and sale) and classified in the fair value category with changes in other accumulated global result, is not directly observable in the market, as well as the prepayment option in favour of the borrower.
The net amount recorded in the results of the first six months of 2021 resulting from the aforementioned valuation models which main inputs are unobservable market data (Level 3) amounts to EUR 11 million loss approximately (EUR 56 million profit in the first six months of 2020).
The table below shows the effect, at 30 June 2021, on the fair value of the main financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Held for trading (Assets)
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	34.73%	—	—
CCS	Discounted Cash Flows	Interest rate	-0.7%-0.7%	0.66%	(0.19)	0.19
CCS	Forward estimation	Interest rate	3bp - 4bp	0.83%	(0.05)	0.06
Convertibility curve - inputs: NDFs Offshore	Forward estimation	Price	0% - 2%	0.61%	(0.72)	0.31
EQ Options	EQ option pricing model	Volatility	0%- 90%	61.20%	(0.32)	0.67
EQ Options	Local volatility	Volatility	10% - 90%	40.00%	(2.11)	2.11
FRAs	Asset Swap model	Interest rate	0% - 4%	1.78%	(0.83)	0.66
FX Options	FX option pricing model	Volatility	0% - 50%	32.14%	(0.36)	0.65
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	-100%-50%	83.33%	(0.68)	0.34
Inflation Derivatives	Volatility option model	Volatility	0% - 40%	13.29%	(0.43)	0.22
IR Futures	Asset Swap model	Interest rate	0% - 15%	5.91%	(0.99)	0.64
IR Options	IR option pricing model	Volatility	0% - 100%	60.47%	(0.27)	0.41
IRS	Asset Swap model	Interest rate	0% - 15%	10.71%	(0.06)	0.16
IRS	Discounted Cash Flows	Swap Rate	7.4% - 7.9%	(2.64)%	(0.16)	0.07
IRS	Forward Estimation	Prepayment rate	6% - 12%	9.00%	—	—
IRS	Prepayment modelling	Prepayment rate	2.5% - 6.2%	0.50%	(0.13)	0.07
IRS	Others	Others	n.a.	n.a.	(1.40)	1.40
Property derivatives	Option pricing model	Growth rate	0% - 5%	2.50%	(9.55)	9.55
Swaptions	IR option pricing model	Volatility	0% - 40%	26.67%	(0.16)	0.31
At Fair Value through P&L
Loans and advances to customers
Mortgage portfolio	Black Scholes model	Growth rate	0% - 5%	2.50%	(2.33)	2.33
Loans	Discounted Cash Flows	Credit spreads	0.1% - 1.4%	0.67%	(0.26)	0.26
Debt securities
Government debt	Discounted Cash Flows	Interest rate	0% - 10%	8.33%	(5.92)	29.58
Property securities	Probability weighting	Growth rate	0% - 5%	2.50%	(1.28)	1.28
Mandatorily Fair Value through P&L
Loans and advances to customers
Loans	Discounted Cash Flows	Margin of a reference portfolio	-1bp-1bp	1bp	(1.38)	3.09
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	-1bp-1bp	1bp	(0.56)	0.60
Equity instruments
Equities	Price Based	Price	90% - 110%	10.00%	(105.26)	105.26
At Fair Value through OCI
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.	n.a.	(3.90)	—
Loans	Discounted Cash Flows	Interest rate curve	-0.1%-0.1%	0.12%	(0.14)	0.14

Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Loans	Discounted Cash Flows	Credit spreads	0.1% - 1.4%	0.67%	(0.26)	0.26
Debt securities
Government debt	Discounted Cash Flows	Interest rate	1.2% - 1.4%	0.10%	—	—
Equity instruments
Equities	Price Based	Price	90% - 110%	10.00%	(106.40)	106.40
Held for trading (Liabilities)
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	34.73%	—	—
EQ Options	Option pricing model	Correlations	(100)% - 100%	100.00%	(0.04)	0.04
FX Options	FX option pricing model	Volatility	2Vegas - 13.4Vegas	12.26%	—	0.01
Property derivatives	Option pricing model	Growth rate	0% - 5%	2.50%	(2.80)	2.80
IRS	Forward estimation	Prepayment rate	6% - 12%	9.00%	—	—
Lastly, the changes in the financial instruments classified as Level 3 in the first six months of 2021 were as follows:

	01-01-2021	Changes						30-06-2021
EUR million	Fair value calculated using internal models (Level 3)	Purchases/Settlements	Sales/Amortisation	Changes in fair value recognized in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (Level 3)
Financial assets held for trading	740	67	(91)	(51)	—	(59)	5	611
Debt instruments	7	17	(2)	(3)	—	—	—	19
Equity instruments	3	—	(1)	1	—	—	—	3
Trading derivatives	730	50	(88)	(49)	—	(59)	5	589
Swaps	272	5	(12)	(29)	—	(1)	(2)	233
Exchange rate options	22	14	(27)	24	—	—	—	33
Interest rate options	241	7	(39)	(24)	—	—	—	185
Index and securities options	94	11	(4)	20	—	(59)	4	66
Other	101	13	(6)	(40)	—	1	3	72
Trading financial assets at fair value through profit or loss	649	53	(127)	35	—	(163)	31	478
Credit institutions	163	—	—	—	—	(163)	—	—
Loans and advances to customers	19	—	(2)	—	—	—	—	17
Debt instruments	467	53	(125)	35	—	—	31	461
Non-trading financial assets mandatorily at fair value through profit or loss	934	97	(114)	7	—	515	30	1,469
Loans and advances to customers	295	56	(71)	(18)	—	—	4	266
Debt instruments	134	—	(11)	6	—	12	9	150
Equity instruments	505	41	(32)	19	—	503	17	1,053
Financial assets at fair value through other comprehensive income	6,220	2,941	(2,825)	—	(127)	(260)	27	5,976
Loans and advances to customers	4,792	2,865	(2,782)	—	(18)	(192)	3	4,668
Debt instruments	206	74	(25)	—	40	(68)	17	244
Equity instruments	1,222	2	(18)	—	(149)	—	7	1,064
TOTAL ASSETS	8,543	3,158	(3,157)	(9)	(127)	33	93	8,534
Financial liabilities held for trading	295	27	(27)	(23)	—	(25)	9	256
Trading derivatives	295	27	(27)	(23)	—	(25)	9	256
Swaps	81	3	(3)	(19)	—	(4)	(1)	57
Exchange rate options	1	—	—	21	—	—	1	23
Interest rate options	49	6	(13)	(6)	—	—	—	36
Index and securities options	97	16	(4)	34	—	(21)	10	132
Interest rate and equity futures	2	—	(2)	—	—	—	—	—
Others	65	2	(5)	(53)	—	—	(1)	8
Financial liabilities designated at fair value through profit or loss	610	—	—	25	—	(289)	21	367
TOTAL LIABILITIES	905	27	(27)	2	—	(314)	30	623
 Sovereign risk with peripheral European countries
The detail at 30 June 2021 and 31 December 2020, by type of financial instrument, of Grupo Santander credit institutions’ sovereign risk exposure to Europe’s peripheral countries and of the short positions exposed to them, taking into consideration the scope established by the European Banking Authority (EBA) in the analyses performed on the capital needs of European credit institutions (See Note 50 to the consolidated annual accounts for 2020), is as follows:

Sovereign risk by country of issuer/borrower at 30 June 2021 (*)
	EUR million
	Debt instruments							MtM Derivatives (***)
	Financial assets held for trading and Financial assets designated at fair value through profit or loss	Short positions	Financial assets at fair value through other comprehensive income	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets at amortised cost	Loans and advances to customers (**)	Total net direct exposure	Other than CDSs	CDSs
Spain	7,427	(5,146)	2,928	—	1,010	13,022	19,241	326	—
Portugal	243	(205)	2,299	—	547	4,231	7,115	—	—
Italy	1,765	(1,171)	3,882	—	51	17	4,544	1	(1)
Ireland	—	—	—	—	—	—	—	—	—
(*)    Information prepared under EBA standards. Also, there are government debt instruments on insurance companies balance sheets amounting to EUR 13,450 million (of which EUR 11,804 million, EUR 1,164 million, EUR 470 million and EUR 12 million relate to Spain, Portugal, Italy and Ireland, respectively) and off-balance-sheet exposure other than derivatives – contingent liabilities and commitments – amounting to EUR 4,989 million (of which EUR 4,649 million, EUR 286 million and EUR 54 million to Spain, Portugal and Italy, respectively).
(**)    Presented without taking into account the valuation adjustments recognised (EUR 17 million).
(***)    "Other than CDSs" refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Sovereign risk by country of issuer/borrower at 31 December 2020 (*)
	EUR million
	Debt instruments							MtM Derivatives (***)
	Financial assets held for trading and Financial assets designated at fair value through profit or loss	Short positions	Financial assets at fair value through other comprehensive income	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets at amortised cost	Loans and advances to customers (**)	Total net direct exposure	Other than CDSs	CDSs
Spain	9,765	(5,665)	7,048	—	993	12,104	24,245	546	—
Portugal	202	(582)	4,148	—	631	4,331	8,730	—	—
Italy	556	(307)	2,468	—	1,277	21	4,015	1	(1)
Ireland	—	—	—	—	—	—	—	—	—
(*) Information prepared under EBA standards. Also, there are government debt instruments on insurance companies balance sheets amounting to EUR 14,241 million (of which EUR 12,571 million, EUR 1,281 million, EUR 387 million and EUR 2 million relate to Spain, Portugal, Italy and Ireland, respectively) and off-balance-sheet exposure different to derivatives – contingent liabilities and commitments – amounting to EUR 6,134 million (EUR 5,509 million, EUR 345 million and EUR 280 million to Spain, Portugal and Italy, respectively).
(**)    Presented without taking into account the valuation adjustments recognised (EUR 23 million).
(***)"Other than CDSs" refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.
The detail of Grupo Santander’s other exposure to other counterparties (private sector, central banks and other public entities that are not considered to be sovereign risks) in the aforementioned countries at 30 June 2021 and 31 December 2020 is as follows:

Exposure to other counterparties by country of issuer/borrower at 30 June 2021 (*)
	EUR million
			Debt instruments						Derivatives (***)
	Balances with central banks	Reverse repurchase agreements	Financial assets held for trading and Financial assets designated at FVTPL	Financial assets at fair value through other comprehensive income	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets at amortised cost	Loans and advances to customers (**)	Total net direct exposure	Other than CDSs	CDSs
Spain	68,708	3,574	456	903	82	490	202,824	277,037	1,213	(2)
Portugal	6,922	0	187	29	—	2,955	35,647	45,740	520	—
Italy	321	7,340	342	553	—	147	14,794	23,497	510	(4)
Greece	—	—	—	—	—	—	18	18	—	—
Ireland	—	176	68	2,756	591	734	11,556	15,881	127	—
(*)    Also, Grupo Santander has off-balance-sheet exposure other than derivatives -contingent liabilities and commitments- amounting to EUR 77,418 million, EUR 8,392 million, EUR 6,318 million and EUR 975 million to counterparties in Spain, Portugal, Italy and Ireland, respectively.
(**)    Presented without taking into account valuation adjustments or impairment corrections (EUR 8,084 million).
(***)“Other than CDSs” refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Exposure to other counterparties by country of issuer/borrower at 31 December 2020 (*)
	EUR million
			Debt instruments						Derivatives (***)
	Balances with central banks	Reverse repurchase agreements	Financial assets held for trading and Financial assets designated at FVTPL	Financial assets at fair value through other comprehensive income	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets at amortised cost	Loans and advances to customers (**)	Total net direct exposure	Other than CDSs	CDSs
Spain	62,023	3,837	619	943	2	24	203,226	270,674	2,581	(4)
Portugal	3,937	—	140	22	—	2,933	34,935	41,967	685	—
Italy	10	7,098	425	493	—	129	13,437	21,592	1,001	(4)
Greece	—	—	—	—	—	—	14	14	—	—
Ireland	—	—	22	2,337	556	9	10,523	13,447	153	—
(*)    Also, Grupo Santander has off-balance-sheet exposure other than derivatives - contingent liabilities and commitments- amounting to EUR 76,377 million, EUR 8,591 million, EUR 4,173 million, EUR 200 million and EUR 797 million to counterparties in Spain, Portugal, Italy, Greece and Ireland, respectively.
(**)    They are presented without taking into account valuation adjustments or impairment corrections (EUR 8,129 million).
(***)“Other than CDSs” refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.
Following is certain information on the notional amounts of the CDSs detailed in the foregoing tables at 30 June 2021 and 31 December 2020:

30-06-2021
EUR million
		Notional amount			Fair value
		Bought	Sold	Net	Bought	Sold	Net
Spain	Sovereign	—	—	—	—	—	—
	Other	611	315	296	(14)	12	(2)
Portugal	Sovereign	—	—	—	—	—	—
	Other	52	—	52	—	—	—
Italy	Sovereign	327	205	122	(2)	1	(1)
	Other	220	110	110	(5)	1	(4)
Greece	Sovereign	—	—	—	—	—	—
	Other	—	—	—	—	—	—
Ireland	Sovereign	—	—	—	—	—	—
	Other	—	6	(6)	—	—	—

31-12-2020
EUR million
		Notional amount			Fair value
		Bought	Sold	Net	Bought	Sold	Net
Spain	Sovereign	—	—	—	—	—	—
	Other	546	273	273	(13)	9	(4)
Portugal	Sovereign	—	—	—	—	—	—
	Other	52	—	52	—	—	—
Italy	Sovereign	326	206	120	(3)	2	(1)
	Other	220	11	209	(4)	—	(4)

c) Refinancing and restructured transactions
The following terms are used with the meanings specified below:
•Refinancing transaction: transaction that is granted or used, for reasons relating to current or foreseeable financial difficulties of the borrower, to repay one or more of the transactions granted to it, or through which the payments on such transactions are brought fully or partially up to date, in order to enable the borrowers of the cancelled or refinanced transactions to repay their debt (principal and interest) because they are unable, or might foreseeably become unable, to comply with the conditions thereof in due time and form.
•Restructured transaction: transaction with respect to which, for economic or legal reasons relating to current or foreseeable financial difficulties of the borrower, the financial terms and conditions are modified in order to facilitate the payment of the debt (principal and interest) because the borrower is unable, or might foreseeably become unable, to comply with the aforementioned terms and conditions in due time and form, even if such modification is envisaged in the agreement.
For maximum guarantees amount, we will consider as follows:
•Real guarantees: the appraisal amount or valuation amount of the real guarantees received; for each transaction it cannot be higher than the covered amount of exposure.

	30-06-2021
	Total							Of which: Impaired
	Without real guarantee		With real guarantee					Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered							Maximum amount of the actual collateral that can be considered
Amounts in million euros, except number of transactions in units	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage guarantee	Other guarantees	Impairment of accumulated value or accumulated losses in fair value due to credit risk	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage guarantee	Other guarantees	Impairment of accumulated value or accumulated losses in fair value due to credit risk
Credit entities	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Public sector	27	20	17	6	4	—	1	7	1	11	2	2	—	1
Other financial institutions and: individual shareholder	797	37	599	211	100	87	27	325	18	393	72	57	11	24
Non financial institutions and individual shareholder	221,539	10,579	49,625	10,036	6,320	1,217	4,668	100,297	3,737	34,456	6,367	3,997	425	4,188
Of which: Financing for constructions and property development	7,543	133	1,276	621	408	35	222	3,901	45	811	411	218	31	201
Other warehouses	2,902,894	4,397	433,415	10,825	6,335	2,925	3,668	1,420,116	1,825	135,971	3,812	2,703	311	2,263
Total	3,125,257	15,033	483,656	21,078	12,759	4,229	8,364	1,520,745	5,581	170,831	10,253	6,759	747	6,476
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—	—	—	—	—	—	—	—
The table below shows the changes of these balances during the first six months of 2021:

Million euros
Carrying amount	30-06-2021
Beginning balances	20,997
Refinancing and restructuring of the period	10,543
Memorandum items: impact recorded in the income statement for the period	1,078
Debt repayment	(2,659)
Foreclosures	(161)
Derecognised from the consolidated balance sheet	(537)
Other variations	(436)
Balances at end of year	27,747
d) Real estate business – Spain
i) Portfolio of home purchase loans to families
Home purchase loans granted to families in Spain on 30 June 2021 amounted to EUR 60,462 million (EUR 59,605 million at 31 December 2020). Of which mortgage guarantees are 99.35%.

	Million euros
	30-06-2021		31-12-2020
	Gross Amount	Of which: Impaired	Gross Amount	Of which: Impaired
Home purchase loans to families	60,462	1,827	59,605	1,850
- Without mortgage guarantee	396	82	387	75
- With mortgage guarantee	60,066	1,745	59,218	1,775
The risk profile of the home purchase mortgage loan portfolio in Spain remained at a medium-low level, with limited prospects of additional impairment:
•Principal is repaid on all mortgages from the start.
•Early repayment is common so the average life of the transaction is well below that of the contract.
•High quality of collateral concentrated almost exclusively in financing the first home.
•Average affordability rate at the end of June stood at 26.38%.
•87.49% of the portfolio has a LTV below 80%, calculated as total risk/latest available house appraisal.

	30-06-2021
	Gross amount in books on the amount of the last appraisal (loan to value)
Million euros	Less than or equal to 40%	More than 40% or less than 60%	More than 60% and less than 80%	More than 80% and less or equal to 100%	More than 100%	TOTAL
Gross amount	15,759	18,383	18,408	4,920	2,596	60,066
Of which: watchlist /impaired	170	218	304	307	746	1,745

	31-12-2020
	Gross amount in books on the amount of the last appraisal (loan to value)
Million euros	Less than or equal to 40%	More than 40% or less than 60%	More than 60% and less than 80%	More than 80% and less or equal to 100%	More than 100%	TOTAL
Gross amount	15,570	18,028	17,585	5,205	2,830	59,218
Of which: watchlist /impaired	170	222	318	305	760	1,775
ii) Financing construction and property development
At 30 June 2021 and 31 December 2020 the financing amount related to construction and real estate business in Spain amounted to EUR 2,701 million and EUR 2,801 million net of allowances, respectively.

	30-06-2021
Million euros	Gross Amount	Excess over collateral value	Specific allowance
Financing for construction and property development recognised by the Group's credit institutions (including land) (business in Spain)	2,772	386	71
Of which: watchlist/ impaired	189	38	54
Memorandum items: Written-off assets	844

	31-12-2020
Million euros	Gross Amount	Excess over collateral value	Specific allowance
Financing for construction and property development recognised by the Group's credit institutions (including land) (business in Spain)	2,871	397	70
Of which: watchlist/ impaired	176	20	58
Memorandum items: Written-off assets	924

	30-06-2021	31-12-2020
Million euros	Carrying amount
Memorandum items:
Total loans and advances to customers excluding the public sector (business in Spain) (book value)	239,941	237,165
Total consolidated assets (Total business) (book value)	1,568,636	1,508,250
Impairment losses and provision for exposure classified as normal (business in Spain)	1,560	1,591
At the end 30 June 2021 and 31 December 2020 the concentration of this portfolio was as follows:

	Loans: gross amount
Million euros	30-06-2021	31-12-2020
1. Without mortgage guarantee	183	164
2. With mortgage guarantee	2,589	2,707
2.1 Completed buildings	1,445	1,454
2.1.1 Residential	866	844
2.1.2 Other	579	610
2.2 Buildings and other constructions under construction	1,082	1,185
2.2.1 Residential	1,038	1,124
2.2.2 Other	44	61
2.3 Land	62	68
2.3.1 Developed consolidated land	41	44
2.3.2 Other land	21	24
Total	2,772	2,871
e) Foreclosed real estate assets
The following table shows the breakdown at 30 June 2021 and 31 December 2020 of the foreclosed assets for the Spanish business:

	30-06-2021
Million euros	Gross carrying amount	Valuation Adjustments	Of which: Impairment losses since time of the foreclosure	Carrying amount
Property assets arising from financing provided to construction and property development companies	6,649	3,490	2,517	3,159
Of which:
Completed Buildings	2,075	823	625	1,252
Residential	554	182	131	372
Other	1,521	641	494	880
Buildings under construction	90	26	17	64
Residential	90	26	17	64
Other	—	—	—	—
Land	4,484	2,641	1,875	1,843
Developed Land	1,578	850	522	728
Other land	2,906	1,791	1,353	1,115
Property assets from home purchase mortgage loans to households	884	304	201	580
Other foreclosed property assets	221	95	69	126
Total property assets	7,754	3,889	2,787	3,865

	31-12-2020
Million euros	Gross carrying amount	Valuation Adjustments	Of which: Impairment losses since time of the foreclosure	Carrying amount
Property assets arising from financing provided to construction and property development companies	6,810	3,568	2,563	3,242
Of which:
Completed Buildings	2,140	846	644	1,294
Residential	527	171	130	356
Other	1,613	675	514	938
Buildings under construction	178	70	36	108
Residential	178	70	36	108
Other	—	—	—	—
Land	4,492	2,652	1,883	1,840
Developed Land	1,656	888	559	768
Other land	2,836	1,764	1,324	1,072
Property assets from home purchase mortgage loans to households	892	305	200	587
Other foreclosed property assets	235	102	71	133
Total property assets	7,937	3,975	2,834	3,962

In addition, the Group holds an ownership interest in entities holding property assets foreclosed or received in payment of debts amounting to EUR 707 million, mainly in Project Quasar Investments 2017, S.L., and equity instruments foreclosed or received in payment of debts amounting to EUR 38 million.
f) Solvency information
The Group commands a solvency position above the levels required by regulators and by the European Central bank. At 30 June 2021, at a consolidated level, the Group must maintain a minimum capital ratio of 8.86% of CET1 fully loaded (4.5% being the requirement for Pillar I, 0.84% being the requirement for Pillar II, 2.5% being the requirement for capital conservation buffer, 1% being the requirement for G-SIB and 0.01% being the requirement for anti-cyclical capital buffer). Santander Group must also maintain a minimum capital ratio of 10.64% of Tier 1 fully loaded and a minimum total ratio of 13.01% fully loaded.
At 30 June 2021, the Group has a capital ratio regulatory CET1 of 12.11% and a total ratio of 15.82%.

Capital ratio

	30-06-2021	31-12-2020
Capital coefficients
Level 1 ordinary eligible capital (million euros)	70,864	69,399
Level 1 additional eligible capital (million euros)	9,109	9,102
Level 2 eligible capital (million euros)	12,567	12,514
Risk-weighted assets (million euros)	584,999	562,580
Level 1 ordinary capital coefficient (CET 1)	12.11%	12.34%
Level 1 additional capital coefficient (AT1)	1.56%	1.61%
Level 1 capital coefficient (TIER1)	13.67%	13.95%
Level 2 capital coefficient (TIER 2)	2.15%	2.23%
Total capital coefficient	15.82%	16.18%

Leverage

	30-06-2021	31-12-2020
Leverage
Tier 1 capital (million euros)	79,973	78,501
Exposure (million euros)	1,545,183	1,471,480
Leverage ratio	5.18%	5.33%